NB Crossroads Private Markets Fund VII Holdings LP

Consolidated Schedule of Investments

As of June 30, 2023 (Unaudited)

Investments / Co-investments (A),(B),(D)	Acquisition Type	Acquisition Dates (C)	Geographic Region (E)	Cost	Fair Value
Large-cap Buyout (36.35%)
AI Co-Investment I-A SCSp	Co-Investment	04/2023	North America	$5,359,114	$5,351,583
CB Catalyst Co-Invest, L.P.	Co-Investment	11/2022	North America	3,363,193	3,400,000
CD&R Ferdinand Co-Investor, L.P.	Co-Investment	-	North America	-	-
CIHMH Holdings L.P.	Co-Investment	05/2022	North America	1,403,974	1,960,682
CIHMH Holdings II L.P.	Co-Investment	03/2023	North America	1,600,000	1,806,648
Eighth Cinven Fund (No.2) Limited Partnership	Primary	-	Europe	-	-
KKR Quartz Co-Invest L.P.	Co-Investment	03/2023	North America	8,250,000	8,250,000
KMNOCH Investor, L.P. (F)	Co-Investment	11/2022	North America	5,989,610	6,000,000
Knockout Co-Invest L.P.	Co-Investment	06/2022	North America	3,831,994	4,094,542
NB Mavis Aggregator LP	Co-Investment	05/2023	North America	8,250,000	8,216,512
Planet Co-Investor Holdings, L.P.	Co-Investment	02/2023	Europe	2,497,424	2,479,845
Project Alpine Co-Invest Fund, L.P.	Co-Investment	06/2022	North America	3,001,705	2,856,115
Project CS Co-Invest Fund L.P.	Co-Investment	02/2023	North America	4,133,381	4,130,626
Project Hotel California Co-Invest Fund, L.P.	Co-Investment	07/2022	North America	4,503,649	4,500,825
The Veritas Capital Fund VIII, L.P.	Primary	12/2022-03/2023	North America	5,158,531	4,928,956
Warburg Pincus Global Growth 14, L.P.	Primary	05/2022-01/2023	North America	3,560,761	3,615,223
WP Irving Co-Invest L.P.	Co-Investment	04/2022	North America	978,599	1,121,666
				61,881,935	62,713,223
Small and Mid-cap Buyout (37.30%)
Audax Private Equity Fund VII-B, L.P.	Primary	-	North America	-	13,650
BP-Miratech Holdings LLC	Co-Investment	04/2022-02/2023	North America	1,904,616	5,332,925
Bregal Unternehmerkapital IV-A SCSp	Primary	-	Europe	-	-
Centerbridge Seaport Acquisition Fund, L.P.	Co-Investment	05/2022	North America	1,245,246	1,100,000
Charlesbank Technology Opportunities Fund II, Limited Partnership	Primary	-	North America	219,864	-
CMP Ascent Partners LP	Co-Investment	04/2023	North America	1,874,667	1,874,527
DGS Group Holdings, L.P. (F)	Co-Investment	09/2022	North America	2,276,579	2,816,137
Five Arrows Galliera Co-Invest SCSp	Co-Investment	08/2022	Europe	3,156,632	3,607,331
Francisco Partners VII-A, L.P.	Primary	-	North America	-	-
Harvest Partners IX (Parallel), L.P.	Primary	09/2022-05/2023	North America	2,790,425	2,491,715
Incline V RKD Co-Invest, L.P. (G)	Co-Investment	09/2022	North America	5,037,454	4,985,919
KSL Capital Partners CV II 2, L.P.	Secondary	03/2023	North America	6,395,323	7,554,621
Material Co-Invest LP	Co-Investment	10/2022	Europe	4,831,788	4,498,933
MDCP Insurance SPV, L.P.	Secondary	05/2023	North America	6,222,222	7,745,779
NM Polaris Co-Invest, L.P.	Co-Investment	03/2023	North America	3,347,823	4,580,375
Olympus FG Holdco, L.P.	Co-Investment	08/2022	North America	1,782,355	1,785,024
TA XV-B, L.P.	Primary	-	North America	-	-
THL Fund Investors (Iconic), L.P.	Co-Investment	05/2022-06/2023	North America	3,075,859	3,074,789
Thoma Bravo Discover Fund IV-A, L.P.	Primary	12/2022-03/2023	North America	3,195,378	3,251,909
Trilantic Capital Partners VII Parallel L.P.	Primary	-	North America	-	-
True Wind Capital Continuation, L.P.	Secondary	03/2023-05/2023	North America	4,894,017	4,826,593
WCAS XIV, L.P.	Primary	12/2022-04/2023	North America	2,345,064	1,668,756
WWEC Holdings LP	Co-Investment	10/2022	North America	2,510,000	3,137,500
				57,105,312	64,346,483

NB Crossroads Private Markets Fund VII Holdings LP

Consolidated Schedule of Investments

As of June 30, 2023 (Unaudited)

Investments / Co-investments (A),(B),(D)	Acquisition Type	Acquisition Dates (C)	Geographic Region (E)	Cost	Fair Value
Special Situations (8.38%)
DIG Holdings, LLC	Co-Investment	11/2022	North America	4,006,700	4,706,900
Epiris Fund III L.P.	Primary	-	Europe	-	6,476,005
Truelink-Vista A L.P.	Co-Investment	10/2022	North America	1,200,000	3,276,000
				5,206,700	14,458,905
Venture Capital (1.17%)
Accel Leaders 4 L.P.	Primary	06/2023	North America	735,000	735,000
Battery Ventures XIV, L.P.	Primary	07/2022-05/2023	North America	1,407,000	1,284,790
Foundation Capital Leadership Fund IV, L.P. (G)	Primary	-	North America	-	-
Foundation Capital XI, L.P. (G)	Primary	-	North America	-	-
Meritech Capital Partners VIII L.P.	Primary	-	North America	-	-
Meritech Capital Sidecar III L.P.	Primary	-	North America	-	-
				2,142,000	2,019,790
Money Market Fund (23.05%)
Morgan Stanley Institutional Liquidity Fund Government Portfolio				39,775,328	39,775,328
				39,775,328	39,775,328

Total Investments (cost $166,111,275) (106.25%)					183,313,729
Other Assets & Liabilities (Net) (-6.25%)					(10,780,310)
Partners' Capital - Net Assets (100.00%)					$172,533,419

(A)	Non-income producing securities, which are restricted as to public resale and illiquid.
(B)	Total cost of illiquid and restricted securities at June 30, 2023 aggregated $126,335,947. Total fair value of illiquid and restricted securities at June 30, 2023 was $143,538,401 or 83.19% of net assets.
(C)	Acquisition Dates cover from original investment date to the last acquisition date and is required disclosure for restricted securities only.
(D)	All percentages are calculated as fair value divided by the Master Fund's Partners' Capital - Net Assets.
(E)	Geographic Region is based on where a Portfolio Fund is headquartered and may be different from where the Portfolio Fund invests.
(F)	The fair value of the investment was determined using a significant unobservable input.
(G)	This investment is made through the Master Fund's wholly owned subsidiary, NB CPMF VII B LLC.

Valuation of Investments

NB Crossroads Private Markets Fund VII Holdings LP the (“Master Fund”) computes its net asset value (“NAV”) as of the last business day of each fiscal quarter and at such other times as deemed appropriate by Neuberger Berman Investment Advisers LLC (“NBIA” or the “Registered Investment Adviser”) and NB Alternatives Advisers LLC (“NBAA” or the “Sub-Adviser” and together with NBIA, the “Adviser”) in accordance with valuation principles set forth below, or may be determined from time to time, pursuant to the valuation procedures (the “Procedures”) established by the Board of Directors of the Master Fund (the “Board”).

The Board has approved the Procedures pursuant to which the Master Fund values its interests in the Portfolio Funds and other investments. In December 2020, the Securities and Exchange Commission ("SEC") adopted Rule 2a-5 under the Investment Company Act, which establishes requirements for determining fair value in good faith for purposes of the Investment Company Act, including related oversight and reporting requirements. Effective as of the compliance date of September 8, 2022, the Board approved changes to the Procedures to comply with Rule 2a-5 and designated NBIA as the Master Fund’s valuation designee (as defined in the rule). The valuation designee, with assistance from NBAA, is responsible for determining fair value in good faith for any and all Fund investments, subject to oversight by the Board.

It is expected that most of the Underlying Investments in which the Master Fund invests will meet the criteria set forth under the Financial Accounting Standards Board (“FASB”) ASC Topic 820, Fair Value Measurement (“ASC 820”) permitting the use of the practical expedient to determine the fair value of the Underlying Investments. ASC 820 provides that, in valuing alternative investments that do not have quoted market prices but calculate NAV per share or equivalent, an investor may determine fair value by using the NAV reported to the investor by the Underlying Investment. To the extent ASC 820 is applicable to an Underlying Investment, the Adviser generally will value the Master Fund’s investment based primarily upon the value reported to the Master Fund by the Portfolio Fund or the lead investor of a Co-Investment as of each quarter-end, determined by the Underlying Investment in accordance with its own valuation policies.

FASB ASC 820 establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). FASB ASC 820 provides three levels of the fair value hierarchy as follows:

Level 1	Unadjusted quoted prices in active markets for identical assets or liabilities that the Master Fund has the ability to access;

Level 2	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data;

Level 3	Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Master Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

Most Portfolio Funds are structured as closed-end, commitment-based private investment funds to which the Master Fund commits a specified amount of capital upon inception of the Portfolio Fund (i.e., committed capital) which is then drawn down over a specified period of the Portfolio Fund’s life. Such Portfolio Funds generally do not provide redemption options for investors and, subsequent to final closing, do not permit subscriptions by new or existing investors. Accordingly, the Master Fund generally holds interests in Portfolio Funds for which there is no active market, although, in some situations, a transaction may occur in the “secondary market” where an investor purchases a limited partner’s existing interest and remaining commitment.

Assumptions used by the Adviser due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Master Fund’s results of operations and financial condition.

The following table presents the investments carried on the Consolidated Statement of Assets, Liabilities and Partners’ Capital – Net Assets by level within valuation hierarchy as of June 30, 2023:

	Level 1	Level 2	Level 3	Net Asset Value	Total
Assets:
Large-cap Buyout	$-	$-	$6,000,000	$56,713,224	$62,713,224
Small and Mid-cap Buyout	-	-	2,816,137	61,530,346	64,346,482
Special Situations	-	-	-	14,458,905	14,458,905
Venture Capital	-	-	-	2,019,790	2,019,790
Money Market Fund	39,775,328	-	-	-	39,775,328
Total	$39,775,328	$-	$8,816,137	$134,722,264	$183,313,729

Significant Unobservable Inputs

As of June 30, 2023, the Master Fund had investments valued at $183,313,729. The fair value of investments valued at $134,722,264 in the Master Fund's Consolidated Schedule of Investments have been valued at the unadjusted NAV reported by the managers of the investments.

The classification of an investment within Level 3 is based upon the significance of the unobservable inputs to the overall fair value measurement. The following table summarizes the valuation methodologies and inputs used for investments categorized in Level 3 as of June 30, 2023.

			Unobservable Inputs
Investments	Fair Value 06/30/2023	Valuation Methodologies	Variable	Value/Range	Weighted Average[1]
Large-cap Buyout	$6,000,000	Recent Transaction Value	Recent Transaction Value	N/A	N/A

Small and Mid-cap Buyout	2,816,137	Market Comparables	LTM EBITDA	10.5x	N/A

Total	$8,816,137

1 Inputs weighted based on fair value of investments in range.

During the period ended June 30, 2023, purchases of and sales from Level 3 investments were as follows:

Purchases	Sales
$-	$15,636

During the period ended June 30, 2023, unrealized appreciation and realized gains from Level 3 investments were $10,390 and $5,246, respectively.

The Master Fund recognizes transfers into and out of the levels indicated above at the end of the reporting period. There were no transfers into or out of Level 3 during the period ended June 30, 2023.

The estimated remaining life of the Master Fund’s Portfolio Funds as of June 30, 2023 is one to ten years, with the possibility of extensions by each of the Underlying Investments.